Provisions	12 Months Ended
Dec. 31, 2024
Provisions [abstract]
Provisions

17. PROVISIONS

Details of the provisions are as follows:

At December 31, 2024	Non-current			Current
(In thousand Euros)	Other	Service warranties	Total Non-current	Other	Service warranties	Total Current
Carrying amount at the beginning of the year	11,652	2,184	13,836	—	1,752	1,752
Reversal of ABL put option liability (Note 6)	(12,000)	—	(12,000)	—	—	—
Financial expense from provisions update (Note 22)	1,669	—	1,669	—	—	—
Charge / (Credit) to results:	(899)	458	(441)	500	97	597
(+) additional provisions recognized (net)	655	2,032	2,687	—	1,475	1,475
(+/-) Short-term transferred	(500)	—	(500)	500	—	500
(-) Amounts used during the year	(1,054)	(1,574)	(2,628)	—	(1,378)	(1,378)
Carrying amount at year end	422	2,642	3,064	500	1,849	2,349

At December 31, 2023	Non-current			Current
(In thousand Euros)	Other	Service warranties	Total Non-current	Service warranties	Total Current
Carrying amount at the beginning of the year	120	1,319	1,439	1,318	1,318
Business combinations (Note 6)	10,405	—	10,405	—	—
Charge / (Credit) to results:	1,127	865	1,992	434	434
(+) additional provisions recognized (net)	1,245	3,060	4,305	—	—
(+/-) Short-term transferred	—	(1,752)	(1,752)	1,752	1,752
(-) Amounts used during the year	(118)	(443)	(561)	(1,318)	(1,318)
Carrying amount at year end	11,652	2,184	13,836	1,752	1,752

Service warranties

Products developed and sold by the Group are under warranty for a period of three years and, therefore, a provision is made annually to cover the estimated costs that could be incurred in relation to projects and products under warranty at year end. This provision is calculated based on an estimate of warranty costs incurred and their relation to the volume of sales under warranty.

Other provisions

As of December 31, 2024, “Other” provisions caption includes mainly the contingent consideration (earn-out) related to Ares amounting to Euros 922 thousand During 2024, we have reversed the put option liability related to ABL acquisition as a consequence of it not being executed prior to its expiration. (Note 6).

As of December 31, 2023, the "Other" provisions included mainly the contingent consideration (earn-out) related to Ares and put option liability related to ABL acquisition (Note 6) amounting to Euros 11,342 thousand and a provision for indemnities for an amount of Euros 311 thousand.

As of December 31, 2024 there are various ongoing claims in relation to commercial agreements, amounting to a maximum expenses of Euros 2 million. The Company, along with its external advisors assesses the likelihood of success of the claim as possible, but not probable, and therefore no provision has been recorded in relation to these claims.